Significant Accounting Policies (Disaggregation of Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 5,278,521	$ 4,662,572	$ 4,508,400
Israel Government Authorities (1,2)
Disaggregation of Revenue [Line Items]
Revenue	1,114,048	1,081,609
US Government (2)
Disaggregation of Revenue [Line Items]
Revenue	1,115,914	1,030,313
Other Governments
Disaggregation of Revenue [Line Items]
Revenue	2,540,795	2,107,730
Commercial sales and other
Disaggregation of Revenue [Line Items]
Revenue	507,764	442,920
Over time
Disaggregation of Revenue [Line Items]
Revenue	3,418,605	3,243,785	3,432,511
Point in time
Disaggregation of Revenue [Line Items]
Revenue	1,859,916	1,418,787	1,075,889
Revenue from sale of products
Disaggregation of Revenue [Line Items]
Revenue	4,845,020	4,312,010	4,146,618
Service revenue
Disaggregation of Revenue [Line Items]
Revenue	$ 433,501	$ 350,562	$ 361,782